                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/2012
                                               ----------

Check here if Amendment: [ ]; Amendment Number:
                                               ---------

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: PAR Capital Management, Inc.

Address: One International Place, Suite 2401
         Boston, MA 02110

Form 13F File Number: 28-06766
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Steven M. Smith
Title: Chief Operating Officer and General Counsel
Phone: 617-526-8990

Signature, Place, and Date of Signing:

 /s/ Steven M. Smith              Boston, MA                    2/14/2013
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
                                        ----------------

Form 13F Information Table Entry Total:       57
                                        ----------------

Form 13F Information Table Value Total: $  2,297,039,219
                                        ----------------
                                          (thousands)

List of Other Included Managers: None

As of December 31, 2012

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As of December 31, 2012

                                                                            Investment Discretion         Voting Authority (Shares)
                   TITLE OF    CUSIP        FAIR     PRINCIPAL  SHR  /PUT                 SHARED  OTHER
NAME OF ISSUER      CLASS      NUMBER  MARKET VALUE   AMOUNT    /PRN /CALL SOLE SHARED    OTHERS MANAGERS    SOLE       SHARED NONE
Acme Packet, Inc   Common    004764106    12,944,602    585,199 SHR        SOLE                               585,199
Aetna Inc          Common    00817Y108   120,406,000  2,600,000 SHR        SOLE                             2,600,000
Aixtron SE-
 Sponsored ADR     Spons ADR 009606104    10,179,106    851,808 SHR        SOLE                               851,808
Alaska Air Group   Common    011659109   178,521,870  4,143,000 SHR        SOLE                             4,143,000
Almost Family Inc  Common    020409108     8,104,000    400,000 SHR        SOLE                               400,000
American Railcar
 Industries        Common    02916P103     8,121,896    255,969 SHR        SOLE                               255,969
Ameristar
 Casinos, Inc      Common    03070Q101    68,639,642  2,615,840 SHR        SOLE                             2,615,840
ARM Holdings PLC   Spons ADR 042068106    31,599,399    835,300 SHR        SOLE                               835,300
Atlas Air
 Worldwide
 Holdings          Common    049164205     1,843,712     41,600 SHR        SOLE                                41,600
Avis Budget
 Group Inc         Common    053774105   146,187,385  7,375,751 SHR        SOLE                             7,375,751
Bally Technologies Common    05874B107    42,552,295    951,740 SHR        SOLE                               951,740
Boyd Gaming        Common    103304101    42,599,418  6,415,575 SHR        SOLE                             6,415,575
Churchill Downs    Common    171484108    57,017,888    858,057 SHR        SOLE                               858,057
Cree Inc.          Common    225447101    11,223,594    330,300 SHR        SOLE                               330,300
Cypress
 Semiconductor
 Corp              Common    232806109    21,383,840  1,972,679 SHR        SOLE                             1,972,679
Delta Airlines Inc Common    247361702   130,570,000 11,000,000 SHR        SOLE                            11,000,000
Dover
 Motorsports Inc.  Common    260174107     1,135,563    671,931 SHR        SOLE                               671,931
Eagle Materials
 Inc.              Common    26969P108     3,662,100     62,600 SHR        SOLE                                62,600
Energy XXI Bermuda Common    G10082140     4,021,250    125,000 SHR        SOLE                               125,000
Expedia Inc        Common    30212P105    75,018,240  1,221,000 SHR        SOLE                             1,221,000
Freeport-McMoran
 Cooper            Common    35671D857     3,420,000    100,000 SHR        SOLE                               100,000
General Motors     Common    37045V100     3,561,947    123,550 SHR        SOLE                               123,550
Genesee &
 Wyoming Inc       Class A   371559105     8,245,703    108,382 SHR        SOLE                               108,382
Greenbrier
 Companies, Inc    Common    393657101    26,675,649  1,649,700 SHR        SOLE                             1,649,700
Humana Inc         Common    444859102   110,446,259  1,609,300 SHR        SOLE                             1,609,300
Informatica Corp.  Common    460335201    10,388,360    342,624 SHR        SOLE                               342,624
International
 Speedway          Class A   45666Q102       530,868     19,200 SHR        SOLE                                19,200
Isle of
 Capri Casinos     Common    464592104     6,429,830  1,148,184 SHR        SOLE                             1,148,184
Jive Software Inc  Common    47760A108     8,805,398    606,015 SHR        SOLE                               606,015
Lakes
 Entertainment Inc Common    51206P109     3,950,742  1,316,914 SHR        SOLE                             1,316,914
Lodgenet
 Entertainment
 Corp              Common    540211109       148,200  2,850,000 SHR        SOLE                             2,850,000
Lone Pine
 Resources Inc     Common    54222A106       483,250    392,886 SHR        SOLE                               392,886
MarineMax Inc      Common    567908108     5,364,000    600,000 SHR        SOLE                               600,000
Medcath
 Corporation       Common    58404W109     3,329,229  1,631,975 SHR        SOLE                             1,631,975
Melco Crown
 Entertainment     Spons AD  585464100    49,008,728  2,910,257 SHR        SOLE                             2,910,257
MTR Gaming
 Group Inc         Common    553769100     5,158,290  1,237,000 SHR        SOLE                             1,237,000
Nuance
 Communications,
 Inc               Common    67020Y100    28,013,832  1,255,100 SHR        SOLE                             1,255,100
Orbitz Worldwide
 Inc               Common    68557K109    66,925,856 24,605,094 SHR        SOLE                            24,605,094
Owens Corning Inc  Common    690742101    10,505,160    284,000 SHR        SOLE                               284,000
Penn National
 Gaming            Common    707569109   123,359,802  2,511,908 SHR        SOLE                             2,511,908
Pinnacle Enmt      Common    723456109     4,883,555    308,500 SHR        SOLE                               308,500
Pozen Inc          Common    73941U102    11,862,267  2,367,718 SHR        SOLE                             2,367,718
Priceline.com      Common    741503403   190,769,925    307,500 SHR        SOLE                               307,500
Pure Cycle Corp    Common    746228303    16,931,805  5,982,970 SHR        SOLE                             5,982,970
Salesforce.com,
 Inc               Common    79466L302     7,144,250     42,500 SHR        SOLE                                42,500
Spirit Airlines
 Inc               Common    848577102    53,191,500  3,000,000 SHR        SOLE                             3,000,000
Synaptics Inc.     Common    87157D109     8,880,111    296,300 SHR        SOLE                               296,300
Tenet Healthcare
 Corp              Common    88033G407     3,247,000    100,000 SHR        SOLE                               100,000
Tripadvisor Inc.   Common    896945201   132,688,496  3,165,279 SHR        SOLE                             3,165,279
United Rentals
 Inc.              Common    911363109    63,856,048  1,402,813 SHR        SOLE                             1,402,813
UnitedHealth
 Group Inc         Common    91324P102    94,920,000  1,750,000 SHR        SOLE                             1,750,000
Universal Health
 Services          Class B   913903100    38,936,255    805,300 SHR        SOLE                               805,300
ValueVision
 Media, Inc        Common    92047K107     8,730,000  4,850,000 SHR        SOLE                             4,850,000
VMware, Inc.       Class A   928563402    17,353,014    184,332 SHR        SOLE                               184,332
Wellcare
 Health Plans      Common    94946T106    24,345,000    500,000 SHR        SOLE                               500,000
Wellpoint Inc.     Common    94973V107   146,208,000  2,400,000 SHR        SOLE                             2,400,000
Zillow Inc         Common    98954A107    22,609,091    814,742 SHR        SOLE                               814,742
                                       2,297,039,219
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